Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Consumer Capital Group, Inc.
Entity Central Index Key	0001439299
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 31, 2018
Entity Ex Transition Period	false
Entity Emerging Growth Company	false
Entity File Number	000-54998
Entity Incorporation State Country Code	NY
Entity Tax Identification Number	26-2517432